SHARE CAPITAL - Options Outstanding and Exercisable (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding | shares	564,197
Weighted average remaining contractual life	6 years 4 months 28 days
Weighted average exercise price	$ 2.16
Aggregate intrinsic value | $	$ 84,940
Options exercisable | shares	315,822
Weighted average remaining contractual life	5 years 8 months 16 days
Weighted average exercise price	$ 2.82
Aggregate intrinsic value | $	$ 84,940
Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 2.00
Options outstanding | shares	408,549
Weighted average remaining contractual life	7 years 4 months 2 days
Weighted average exercise price	$ 1.46
Aggregate intrinsic value | $	$ 84,940
Options exercisable | shares	160,174
Weighted average remaining contractual life	7 years 4 months 2 days
Weighted average exercise price	$ 0.54
Aggregate intrinsic value | $	$ 84,940
Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 3.00
Range of exercise price, upper limit	$ 5.00
Options outstanding | shares	121,648
Weighted average remaining contractual life	4 years 4 months 2 days
Weighted average exercise price	$ 4.15
Aggregate intrinsic value | $
Options exercisable | shares	121,648
Weighted average remaining contractual life	4 years 4 months 2 days
Weighted average exercise price	$ 4.15
Aggregate intrinsic value | $
Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 7.00
Range of exercise price, upper limit	$ 10.00
Options outstanding | shares	34,000
Weighted average remaining contractual life	3 years 9 months
Weighted average exercise price	$ 8.75
Aggregate intrinsic value | $
Options exercisable | shares	34,000
Weighted average remaining contractual life	3 years 9 months
Weighted average exercise price	$ 8.75
Aggregate intrinsic value | $